UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Together
we’ll glide.

Special feature page 6

American Funds College Target Date Series® Annual report for the year ended October 31, 2016

American Funds College 2033 Fund,® American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund,® American Funds College 2018 Fund®: The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2017 (unaudited):

	Cumulative total returns	Average annual total returns	Gross
Class 529-A shares	1 year	Lifetime*	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2033 Fund	6.71%	–0.56%	0.80%†
American Funds College 2030 Fund	5.81	7.43	0.79
American Funds College 2027 Fund	4.81	6.58	0.78
American Funds College 2024 Fund	3.54	5.55	0.73
American Funds College 2021 Fund	1.94	4.44	0.72
American Funds College 2018 Fund	–1.29	3.21	0.75

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–0.85	0.32	0.78

*	Since September 14, 2012, for all funds except College 2033 Fund, which began March 27, 2015.
†	The net expense ratio for College 2033 Fund is 0.79% as of the series prospectus dated January 1, 2017 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for College 2033 Fund, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2018, the adviser may modify or terminate the reimbursements. Expense ratios include the weighted average expenses of the underlying funds.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Special feature

6	How the glide path was constructed

Contents
1	Letter to investors
3	Investment strategies
4	The value of a $10,000 investment
13	Investment portfolios
20	Financial statements
50	Board of trustees and other officers

Fellow investors:

The fiscal year was marked by steady economic improvement in the U.S. but more uncertainty and volatility in many financial markets, resulting in continuing accommodative monetary policy to support growth. All seven funds of the American Funds College Target Date Series posted gains for the 12 months ended October 31, 2016.

We remain focused on long-term investing on behalf of our shareholders and their college-bound beneficiaries, and note that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk since the inception of the series. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have met their primary objective of capital preservation — as seen in the table on page 2.

The stock market

The U.S. economy as a whole is in decent shape, but growth in the past year has been relatively slow. Last December, the industrial sector was contracting, but that process seems to have stopped. There was renewed sell-off in energy, which had spillovers into various markets, including emerging markets exposure. Oil prices have recovered somewhat, but remain at a lower level, and investment is lower because of that trend. So while overall the U.S. economy continues to expand, at this advanced stage of the recovery, we have seen mixed indicators.

The economic picture is more challenging in other parts of the world. Europe continues to experience unbalanced economies and sluggish growth. The U.K. voted to exit the European Union (dubbed “Brexit”) in a referendum on June 23, which was an unexpected move for many investors. This led to a significant short-term sell-off in equity markets, but a subsequent July and August recovery. The uncertainty and vulnerabilities have led the European Central Bank (ECB) to continue its high focus on risk management in the region. However, recent GDP growth in Japan has exceeded expectations.

Among emerging markets, the outlook in different countries varies widely. While some regions have experienced significant weakness, there are pockets of opportunity for investors who can tolerate some risk.

The bond market

In bond markets, the 12-month period saw wide swings in bond credit spreads, concerns about the high-yield market and a deterioration in liquidity. The underlying bond funds in the series do not have a systematic bias toward credit, and that has been helpful in smoothing out what has been a volatile ride for many bond investors.

Bonds originating from Europe and Japan continued to remain at near-record low yields for most of the fund’s fiscal year, resulting in investors favoring U.S. bonds for their relative value. In Europe, corporate bond yields declined and new corporate bond issuance has escalated. Much of this was due to the ECB’s continuing aggressive stimulus program, which has pushed down financing rates across the euro zone. However, toward the end of the fiscal year, bond yields across the world began to rise.

Central banks have begun to change their assumptions about their level of intervention, which may be removing a source of support for bonds. This would force financial markets to stand on their own feet. While disruptive in the short run, this is likely to lead to more efficient capital allocation in the long run.

American Funds College Target Date Series	1

Results at a glance

For periods ended October 31, 2016, with all distributions reinvested for Class 529-A shares

		Average
	Cumulative	annual total
	total returns	returns
	1 year	Lifetime*

American Funds College 2033 Fund	3.13%	1.24%
Standard & Poor’s 500 Composite Index[1,2]	4.51	4.14
Bloomberg Barclays U.S. Aggregate Index[2,3]	4.37	2.49

American Funds College 2030 Fund	3.42	8.00

American Funds College 2027 Fund	3.70	7.23

American Funds College 2024 Fund	3.79	6.29

American Funds College 2021 Fund	3.62	5.31

American Funds College 2018 Fund	2.52	4.21
Standard & Poor’s 500 Composite Index[1,2]	4.51	11.76
Bloomberg Barclays U.S. Aggregate Index[2,3]	4.37	2.50

American Funds College Enrollment Fund	1.72	0.94
Bloomberg Barclays U.S. Aggregate 1-5 Year Index[2,4]	2.19	1.40

*	Since September 14, 2012, for all funds except College 2033 Fund, which began March 27, 2015.
[1]	Source: S&P Dow Jones Indices LLC. The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade, fixed-rate bond market.

Outlook

While the U.S. is late in its expansion cycle, economic expansions tend not to come to an end of their own accord; recessions are usually triggered by economic shocks of some kind. We are seeing some encouraging indicators in Europe, and more recently in Japan, but the baseline scenario is continued moderate growth. With corporate earnings tame, this could result in fairly modest equity returns. It’s becoming more important for our portfolio managers to consider specific downside scenarios, and to ensure that portfolios are prepared for those scenarios, without adopting an overly defensive stance overall.

Investors should never put too much weight on what happens to the market in the day, week or month after an event such as “Brexit” or the U.S. presidential election. Really important events take a long time to play out, and at times of significant change, it is especially important to focus on the long term.

Thank you for your investment in American Funds College Target Date Series and for your continued faith in our long-term investment approach.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

December 14, 2016

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Investment strategies for American Funds College Target Date Series

About the series

Launched in September 2012, the American Funds College Target Date Series was designed to provide a low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

The allocations shown are as of January 1, 2017, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfunds.com.

American Funds College Target Date Series	3

The value of a $10,000 investment

(for periods ended October 31, 2016, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 4.25% (2.50% for College Enrollment Fund) on the $10,000 investment.1 Thus, the net amount invested was $9,575 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 3/27/15)

Class 529-A shares	-1.26%	-1.45%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	-0.95%	6.88%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2021 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	-0.81%	4.21%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2018 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	-1.80%	3.12%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

4	American Funds College Target Date Series

College 2027 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	-0.68%	6.12%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2024 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	-0.59%	5.19%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 9/14/12)

Class 529-A shares	-0.85%	0.32%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for College 2033 Fund, and has in the past reimbursed certain expenses for other funds. Fund results reflect the reimbursements, without which the results would have been lower. The reimbursement will be in effect through at least January 1, 2018,unless modified or terminated by the investment adviser.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

How the glide path was constructed

6	American Funds College Target Date Series

Similar to the blueprint of a house, the American Funds College Target Date Series® glide path is the set of instructions that details the investment mix of all of our College Target Date Series funds.

The glide path mandates that the far-dated target date funds should invest in growth-oriented underlying funds to give the beneficiary meaningful equity exposure. The funds in the middle of the beneficiary’s journey consist of more equity-income and balanced funds intended to provide growth but also help dampen volatility. Finally, the funds near and at enrollment are invested in bonds designed to help preserve funding for your college-bound student.

How did American Funds decide on the glide path?

American Funds College Target Date Series	7

8	American Funds College Target Date Series

The origins:
Many investors were not rebalancing their funds.

Senior Product Manager Kris Spazafumo, who oversees the CollegeAmerica® college savings plan,1 and her team have always kept an eye on the college investing and target date landscape. During the mid-to-late 2000s, target date funds for college saving were becoming the investment option of choice for more and more families who didn’t want to constantly monitor their investments.

Kris met with senior American Funds leadership to discuss these industry trends. American Funds had had a successful track record with the American Funds Target Date Retirement Series® — also featuring a glide path — so offering a College Target Date Series would be a logical and worthy expansion to meet investors’ needs. “Our role is to give investors a full spectrum of options to help them pursue their goals,” says Kris.

Soon after these initial discussions, the global financial crisis happened. Wesley Phoa, portfolio manager, fund investment officer and member of the Portfolio Oversight Committee (POC) — a seasoned group of investment professionals that oversees the College Target Date Series — recalls how that helped convince us of the need for a college investing glide path. “In early 2009, we had a town hall meeting, and one of our associates said how worried he was that his 529 plan had gone down so much,” recalls Wesley. “One of his kids was about to go to college, and there wasn’t enough time to make it back.”

Some investors who were saving for college were not adjusting their funds as their students were approaching enrollment, so their accounts were positioned too aggressively with too much exposure to stocks. Maybe they weren’t following their 529 as closely as they should. Or maybe they were hamstrung by the IRS regulation that limited the ability to change holdings. Either way, many accounts were hurt by the market decline.

Growth in the early years is important, but preservation at the end when the checkbook comes out is critical. “Some families had not been actively monitoring their investments as their beneficiaries neared enrollment,” says Kris. “Many were not rebalancing their college funds, and we wanted to develop an approach that could help.”

While the team couldn’t predict what would happen in the stock and bond markets in years to come, they could build portfolios that followed a glide path to help investors better withstand volatile events as their student approached enrollment. Rebalancing the portfolios takes discipline and time, but a College Target Date Series glide path could set that process in motion for 529 investors. “That resonated,” says Wesley. “We knew what we had to do.”

Kris Spazafumo

Senior product manager

Wesley K.-S. Phoa

Investment officer

[1]	CollegeAmerica is a nationwide plan sponsored by Virginia529.

American Funds College Target Date Series	9

The analysis:
“We were going to do this right.”

Michelle Black

Head of wealth advisory

Rich Lang

Investment director

“When we decided to do this, we wanted to make sure we got the best investment and quantitative experience in the firm to build this solution together,” says Wesley. “And we were going to take our time. We had no excuse for not doing it right.”

Two key associates were enlisted to help: Rich Lang, a multi-asset investment director — who provides various teams with statistical support for the American Funds — and Michelle Black, head of wealth advisory for private clients, who has been involved in asset allocation and portfolio construction strategies for 15 years, including for the American Funds Target Date Retirement Series.

Rich began his analysis by looking at the asset breakdown of 529 plan investors in CollegeAmerica. He discovered there was significant equity exposure across all age cohorts — a far more aggressive positioning than would be recommended, particularly for those approaching college enrollment. “We understood the breakdown of those saving for college,” says Rich. “The average investor had about one year of college expenses saved – so we wanted to ensure that a year from enrollment, it didn’t go down to half-a-year saved.” Rich also did an extensive study of the college investing and target date industry (see figure 1).

Michelle and her team analyzed future scenarios for college tuition and inflation, and researched parents’ savings behavior, such as whether they invested an initial lump sum and how much they typically saved each month. Michelle used forward looking data and Capital Market Assumptions2 to project what was most likely to happen and what could happen under various market conditions and with different savings rates. Michelle analyzed asset classes — such as U.S. stocks, international stocks or high-yield bonds — and studied the return potential and the risks associated with each.

Together, Rich and Michelle built the “pure asset mix” glide path — meaning there were no actual mutual funds chosen, just the types of funds. They worked with the same objective: “to protect what the investor has been able to save for college in the years leading up to enrollment, while still being positioned for growth in the earlier years,” says Michelle.

“The team had to make sure it wasn’t an abstract exercise,” says Wesley. “We needed to understand the direct connection between the investment selections we’re making and outcomes. Not just be modelers. Let’s put some real ingredients in.” The real ingredients were the American Funds.

[2]	Capital Market Assumptions are estimates of expected risk and return for, and the correlations between, a given set of investment asset classes.
[3]	Back-testing is a process of using historical fund data to test how an investment strategy would have done in certain market conditions.

10	American Funds College Target Date Series

The construction:
Replacing asset classes with real funds

In December 2011, official meetings of the Portfolio Oversight Committee — who already had been meeting together for years on the American Funds Target Date Retirement Series — started to build the portfolios that would comprise the College Target Date Series glide path. Because each member of the POC also has experience as a portfolio manager on many of the underlying funds, they have an intimate familiarity with the underlying building blocks that would be used in the glide path.

In addition to the investment team’s familiarity with the funds, there were two other elements that would benefit the series creation. The underlying American Funds have meaningfully long track records — 11 of the 16 underlying funds have at least a 25-year lifetime — so Rich and team could do extensive back-testing3 to see how the funds might react to different market conditions. The funds are also objective based, so when the portfolios were constructed, the team could reference the funds’ clear and specific objectives and how those align with the objectives of somebody saving for college.

“A lot of other fund providers don’t have that track record,” says Rich. “They have to make assumptions and educated guesses instead of relying on historical data and the objectives of the fund.”

In addition to looking at back-tested returns and risk results for different portfolio options, the different asset allocations of the portfolios were also scrutinized. Rich relied on internal subject matter experts for each asset class. Together, they’d run simulations, continually asking what the result would be if a fund was added or a fund was reduced (see figure 2).

“The team had to make sure it wasn’t an abstract exercise. We needed to understand the direct connection between the investment selections we’re making and outcomes. Not just be modelers. Let’s put some real ingredients in.”

— Wesley Phoa

American Funds College Target Date Series	11

The result:
The release of the glide path and the series

Did you know? One of the benefits of 529 plans is beneficiary flexibility. If you have a student that doesn’t use the account, you can change the beneficiary to a sibling or another qualifying family member such as the beneficiary’s spouse, child, niece or nephew, aunt or uncle.

In September 2012, the College Target Date Series was launched, and the glide path blueprint of seven funds in three-year increments was designed (see figure 3).

When the series was released, the team was confident that they’d made the best decisions along the way. They were not finished, however. “I’d like to say, we all put our pens down and had this incredible feeling of achievement, but that’s not really how it works,” says Wesley. “We have to keep monitoring the series to see how it does in different environments, with different stress events. It wasn’t the end of a process, because as we were launching it, people were going to put their own hard-earned dollars in it.”

Has the glide path been a success? “So far we’ve delivered capital appreciation for investors,” says Wesley. “And in the downdraft we saw in equities at the start of 2016 — or bonds in the middle of 2013 — the series has provided the kind of preservation that we’d hoped for.” The team that constructed the glide path continues to regularly monitor the series, and to review results and asset allocations to keep the portfolios aligned with each fund’s objectives. “This has been up and running for a while,” says Michelle. “And while it’s worked as we planned, we’re always looking for ways to update our study with new Capital Market Assumptions, and based on the investor behavior we are seeing. The work never ends.” ■

Figure 3

American Funds College Target Date Series Glide Path
100%
90
80
70
60
50
40
30
20
10
0
Fixed income funds
Equity-income/
Balanced funds
Growth-and-income funds
Growth funds
18
15
12
9
6
3
College
enrollment
Years before college

The College Target Date Series glide path today

12	American Funds College Target Date Series

American Funds College 2033 Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 17%
EuroPacific Growth Fund, Class R-6	319,279	$14,929
The Growth Fund of America, Class R-6	491,538	21,328
		36,257

Growth-and-income funds 61%
Capital World Growth and Income Fund, Class R-6	812,945	36,257
Fundamental Investors, Class R-6	679,231	36,257
International Growth and Income Fund, Class R-6	885,585	25,594
The Investment Company of America, Class R-6	891,384	31,992
		130,100

Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	431,156	12,797

Fixed income funds 16%
Capital World Bond Fund, Class R-6	533,120	10,662
U.S. Government Securities Fund, Class R-6	1,660,449	23,462
		34,124

Total investment securities 100% (cost: $210,565,000)		213,278
Other assets less liabilities 0%		(91)

Net assets 100%		$213,187

See Notes to Financial Statements

American Funds College Target Date Series	13

American Funds College 2030 Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 12%
EuroPacific Growth Fund, Class R-6	337,143	$15,765
The Growth Fund of America, Class R-6	1,892,888	82,132
		97,897

Growth-and-income funds 48%
Capital World Growth and Income Fund, Class R-6	2,190,702	97,705
Fundamental Investors, Class R-6	902,123	48,155
International Growth and Income Fund, Class R-6	2,839,855	82,072
The Investment Company of America, Class R-6	3,426,289	122,970
Washington Mutual Investors Fund, Class R-6	1,275,299	51,318
		402,220

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,808,705	83,363

Fixed income funds 30%
Capital World Bond Fund, Class R-6	2,086,332	41,727
The Bond Fund of America, Class R-6	6,747,016	88,048
U.S. Government Securities Fund, Class R-6	8,905,741	125,838
		255,613

Total investment securities 100% (cost: $838,221,000)		839,093
Other assets less liabilities 0%		(341)

Net assets 100%		$838,752

See Notes to Financial Statements

14	American Funds College Target Date Series

American Funds College 2027 Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth funds 4%
The Growth Fund of America, Class R-6	633,832	$27,502

Growth-and-income funds 41%
American Mutual Fund, Class R-6	1,863,772	67,264
Capital World Growth and Income Fund, Class R-6	615,899	27,469
International Growth and Income Fund, Class R-6	2,457,313	71,016
The Investment Company of America, Class R-6	1,149,907	41,270
Washington Mutual Investors Fund, Class R-6	2,323,785	93,509
		300,528

Equity-income and Balanced funds 13%
American Funds Global Balanced Fund, Class R-6	3,245,343	96,322

Fixed income funds 42%
American Funds Mortgage Fund, Class R-6	4,653,022	47,833
Capital World Bond Fund, Class R-6	683,278	13,666
The Bond Fund of America, Class R-6	12,068,630	157,496
U.S. Government Securities Fund, Class R-6	6,088,284	86,027
		305,022

Total investment securities 100% (cost: $728,648,000)		729,374
Other assets less liabilities 0%		(299)

Net assets 100%		$729,075

See Notes to Financial Statements

American Funds College Target Date Series	15

American Funds College 2024 Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 27%
American Mutual Fund, Class R-6	4,592,691	$165,750
International Growth and Income Fund, Class R-6	1,230,031	35,548
Washington Mutual Investors Fund, Class R-6	1,341,594	53,986
		255,284

Equity-income and Balanced funds 18%
American Funds Global Balanced Fund, Class R-6	1,802,101	53,487
The Income Fund of America, Class R-6	5,526,908	117,281
		170,768

Fixed income funds 55%
American Funds Mortgage Fund, Class R-6	15,241,229	156,680
Intermediate Bond Fund of America, Class R-6	6,982,674	95,104
The Bond Fund of America, Class R-6	17,868,422	233,183
U.S. Government Securities Fund, Class R-6	2,571,377	36,333
		521,300

Total investment securities 100% (cost: $947,804,000)		947,352
Other assets less liabilities 0%		(456)

Net assets 100%		$946,896

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2016 (000)
American Funds Mortgage Fund, Class R-6	8,338,313	6,902,916	—	15,241,229	$2,190	$156,680

See Notes to Financial Statements

16	American Funds College Target Date Series

American Funds College 2021 Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	2,295,800	$82,855

Equity-income and Balanced funds 14%
The Income Fund of America, Class R-6	7,047,540	149,549

Fixed income funds 79%
American Funds Mortgage Fund, Class R-6	28,089,323	288,758
Intermediate Bond Fund of America, Class R-6	25,677,142	349,723
The Bond Fund of America, Class R-6	18,248,563	238,144
		876,625

Total investment securities 100% (cost: $1,102,600,000)		1,109,029
Other assets less liabilities 0%		(516)

Net assets 100%		$1,108,513

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2016 (000)
American Funds Mortgage Fund, Class R-6	16,791,055	11,298,268	—	28,089,323	$4,214	$288,758

See Notes to Financial Statements

American Funds College Target Date Series	17

American Funds College 2018 Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 4%
The Income Fund of America, Class R-6	1,831,319	$38,861

Fixed income funds 96%
American Funds Mortgage Fund, Class R-6	28,332,155	291,254
Intermediate Bond Fund of America, Class R-6	26,368,121	359,134
Short-Term Bond Fund of America, Class R-6	21,827,006	218,270
The Bond Fund of America, Class R-6	6,022,971	78,600
		947,258

Total investment securities 100% (cost: $978,502,000)		986,119
Other assets less liabilities 0%		(581)

Net assets 100%		$985,538

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2016 (000)
American Funds Mortgage Fund, Class R-6	21,428,459	6,903,696	—	28,332,155	$4,606	$291,254

See Notes to Financial Statements

18	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Fixed income funds 100%
American Funds Mortgage Fund, Class R-6*	12,511,124	$128,615
Intermediate Bond Fund of America, Class R-6	11,016,893	150,049
Short-Term Bond Fund of America, Class R-6	15,005,008	150,050
		428,714

Total investment securities 100% (cost: $428,591,000)		428,714
Other assets less liabilities 0%		(281)

Net assets 100%		$428,433

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2016 (000)
American Funds Mortgage Fund, Class R-6*	12,287,755	1,761,832	1,538,463	12,511,124	$2,345	$—

*	Unaffiliated issuer at 10/31/2016.

See Notes to Financial Statements

American Funds College Target Date Series	19

Financial statements

Statements of assets and liabilities

at October 31, 2016

		College 2033 Fund		College 2030 Fund
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$213,278		$839,093
	Affiliated issuers	—		—
	Receivables for:
	Sales of fund’s shares	763		1,027
	Dividends	22		248
	Total assets	214,063		840,368

	Liabilities:
	Payables for:
	Purchases of investments	752		1,156
	Repurchases of fund’s shares	9		101
	Services provided by related parties	101		300
	Trustees’ deferred compensation	—	*	1
	Other	14		58
	Total liabilities	876		1,616
	Net assets at October 31, 2016	$213,187		$838,752

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$206,946		$808,133
	Undistributed net investment income	1,359		7,117
	Undistributed net realized gain	2,169		22,630
	Net unrealized appreciation (depreciation)	2,713		872
	Net assets at October 31, 2016	$213,187		$838,752

	Investment securities, at cost:
	Unaffiliated issuers	$210,565		$838,221
	Affiliated issuers	—		—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$166,014		$642,867
	Shares outstanding	16,444		50,882
	Net asset value per share	$10.10		$12.63
Class 529-B:	Net assets	$21		$54
	Shares outstanding	2		4
	Net asset value per share	$10.11		$12.58
Class 529-C:	Net assets	$28,885		$131,444
	Shares outstanding	2,887		10,568
	Net asset value per share	$10.00		$12.44
Class 529-E:	Net assets	$5,099		$22,362
	Shares outstanding	507		1,780
	Net asset value per share	$10.06		$12.56
Class 529-F-1:	Net assets	$13,168		$42,025
	Shares outstanding	1,301		3,313
	Net asset value per share	$10.12		$12.68

*	Amount less than one thousand.

See Notes to Financial Statements

20	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund

$729,374	$790,672	$820,271	$694,865	$428,714
—	156,680	288,758	291,254	—

1,057	1,015	2,108	1,314	941
380	695	1,129	1,111	479
730,811	949,062	1,112,266	988,544	430,134

1,166	1,436	2,336	1,554	1,212
253	275	848	871	207
266	389	491	512	244
1	1	2	2	1
50	65	76	67	37
1,736	2,166	3,753	3,006	1,701
$729,075	$946,896	$1,108,513	$985,538	$428,433

$701,337	$920,575	$1,074,871	$962,433	$424,430
6,969	10,452	11,673	8,402	3,077
20,043	16,321	15,540	7,086	803
726	(452)	6,429	7,617	123
$729,075	$946,896	$1,108,513	$985,538	$428,433

$728,648	$792,076	$816,089	$690,012	$428,591
—	155,728	286,511	288,490	—

$537,207	$681,199	$745,173	$610,814	$245,886
44,146	58,469	65,418	55,666	24,397
$12.17	$11.65	$11.39	$10.97	$10.08
$527	$1,216	$1,375	$1,030	$594
44	105	121	94	59
$12.09	$11.59	$11.33	$10.92	$9.99
$128,268	$175,885	$246,364	$264,623	$117,556
10,695	15,316	21,934	24,445	11,797
$11.99	$11.48	$11.23	$10.83	$9.97
$19,698	$31,529	$37,892	$38,745	$18,044
1,629	2,717	3,341	3,546	1,797
$12.09	$11.60	$11.34	$10.93	$10.04
$43,375	$57,067	$77,709	$70,326	$46,353
3,549	4,880	6,799	6,388	4,583
$12.22	$11.69	$11.43	$11.01	$10.11

American Funds College Target Date Series	21

Statements of operations

for the year ended October 31, 2016

	College 2033 Fund	College 2030 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$2,489	$14,086
Affiliated issuers	—	—
	2,489	14,086

Fees and expenses*:
Investment advisory services	10	101
Distribution services	358	2,217
Transfer agent services	146	886
529 plan services	102	580
Reports to shareholders	7	46
Registration statement and prospectus	36	54
Trustees’ compensation	1	4
Auditing and legal	5	13
Custodian	6	6
Other	1	4
Total fees and expenses before waivers/reimbursements	672	3,911
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	10	101
Miscellaneous fee reimbursements	13	—
Total waivers/reimbursements of fees and expenses	23	101
Total fees and expenses after waivers/reimbursements	649	3,810
Net investment income	1,840	10,276

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments:
Unaffiliated issuers	—	5,561
Affiliated issuers	—	—
Capital gain distributions received	2,209	17,813
Net realized gain	2,209	23,374
Net unrealized appreciation (depreciation)	3,030	(6,222)
Net realized gain and unrealized appreciation	5,239	17,152

Net increase in net assets resulting from operations	$7,079	$27,428

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

22	American Funds College Target Date Series

(dollars in thousands)

College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund

$12,807	$15,508	$15,745	$10,831	$3,865
—	2,190	4,214	4,606	2,345
12,807	17,698	19,959	15,437	6,210

88	114	132	129	69
2,087	2,823	3,582	3,752	1,827
769	996	1,153	1,080	531
505	656	763	714	347
40	52	60	57	29
48	50	52	46	24
3	4	5	5	2
12	15	16	16	12
6	6	6	6	6
3	5	4	5	4
3,561	4,721	5,773	5,810	2,851

88	114	132	129	69
—	—	—	—	—
88	114	132	129	69
3,473	4,607	5,641	5,681	2,782
9,334	13,091	14,318	9,756	3,428

7,835	6,351	7,997	5,353	82
—	—	—	—	291
12,964	11,493	9,854	4,688	2,088
20,799	17,844	17,851	10,041	2,461
(6,160)	(277)	663	415	313
14,639	17,567	18,514	10,456	2,774
$23,973	$30,658	$32,832	$20,212	$6,202

American Funds College Target Date Series	23

Statements of changes in net assets

	College 2033 Fund		College 2030 Fund
	Year ended October 31	Period ended October 31	Year ended October 31
	2016	2015*	2016	2015
Operations:
Net investment income	$1,840	$168	$10,276	$6,896
Net realized gain	2,209	— †	23,374	14,825
Net unrealized appreciation (depreciation)	3,030	(317)	(6,222)	(19,781)
Net increase (decrease) in net assets resulting from operations	7,079	(149)	27,428	1,940

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	(530)	—	(6,968)	(4,079)
Class 529-B	— †	—	(1)	— †
Class 529-C	(71)	—	(802)	(475)
Class 529-E	(20)	—	(202)	(105)
Class 529-F-1	(58)	—	(462)	(264)
Total dividends from net investment income	(679)	—	(8,435)	(4,923)
Distributions from net realized gain:
Short-term net realized gains:
Class 529-A	—	—	—	—
Class 529-B	—	—	—	—
Class 529-C	—	—	—	—
Class 529-E	—	—	—	—
Class 529-F-1	—	—	—	—
Long-term net realized gains:
Class 529-A	—	—	(11,263)	(3,650)
Class 529-B	—	—	(3)	(2)
Class 529-C	—	—	(2,430)	(764)
Class 529-E	—	—	(381)	(114)
Class 529-F-1	—	—	(685)	(219)
Total distributions from net realized gain	—	—	(14,762)	(4,749)
Total dividends and distributions paid to shareholders	(679)	—	(23,197)	(9,672)

Net capital share transactions	152,636	54,300	240,610	245,649

Total increase in net assets	159,036	54,151	244,841	237,917

Net assets:
Beginning of period	54,151	—	593,911	355,994
End of period	$213,187	$54,151	$838,752	$593,911

Undistributed net investment income	$1,359	$167	$7,117	$4,571

*	For the period March 27, 2015, commencement of operations, through October 31, 2015.
†	Amount less than one thousand.

See Notes to Financial Statements

24	American Funds College Target Date Series

(dollars in thousands)

College 2027 Fund		College 2024 Fund		College 2021 Fund		College 2018 Fund		College Enrollment Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$9,334	$6,456	$13,091	$9,140	$14,318	$10,751	$9,756	$8,682	$3,428	$1,675
20,799	14,921	17,844	22,858	17,851	18,140	10,041	19,660	2,461	644
(6,160)	(20,312)	(277)	(32,373)	663	(24,617)	415	(17,536)	313	88
23,973	1,065	30,658	(375)	32,832	4,274	20,212	10,806	6,202	2,407

(6,128)	(3,662)	(8,737)	(5,033)	(9,838)	(6,320)	(7,604)	(5,834)	(2,386)	(422)
(5)	(7)	(13)	(24)	(21)	(23)	(11)	(27)	(6)	— †
(889)	(502)	(1,424)	(744)	(2,066)	(1,168)	(1,922)	(1,514)	(620)	(27)
(198)	(112)	(343)	(198)	(431)	(253)	(425)	(299)	(142)	(25)
(503)	(269)	(753)	(417)	(1,079)	(583)	(945)	(635)	(470)	(95)
(7,723)	(4,552)	(11,270)	(6,416)	(13,435)	(8,347)	(10,907)	(8,309)	(3,624)	(569)

—	—	—	—	—	—	(44)	—	—	(19)
—	—	—	—	—	—	— †	—	—	— †
—	—	—	—	—	—	(19)	—	—	(9)
—	—	—	—	—	—	(3)	—	—	(2)
—	—	—	—	—	—	(5)	—	—	(3)

(10,866)	(3,719)	(16,178)	(4,567)	(11,744)	(2,852)	(11,285)	(828)	(239)	(5)
(27)	(18)	(82)	(51)	(56)	(24)	(57)	(8)	(2)	— †
(2,762)	(928)	(4,261)	(1,157)	(3,805)	(839)	(4,896)	(338)	(114)	(2)
(398)	(135)	(737)	(215)	(584)	(133)	(711)	(48)	(16)	— †
(803)	(247)	(1,262)	(340)	(1,156)	(237)	(1,227)	(80)	(40)	(1)
(14,856)	(5,047)	(22,520)	(6,330)	(17,345)	(4,085)	(18,247)	(1,302)	(411)	(41)
(22,579)	(9,599)	(33,790)	(12,746)	(30,780)	(12,432)	(29,154)	(9,611)	(4,035)	(610)

210,087	190,375	279,135	233,409	329,352	257,984	230,917	223,707	5,067	337,080

211,481	181,841	276,003	220,288	331,404	249,826	221,975	224,902	7,234	338,877

517,594	335,753	670,893	450,605	777,109	527,283	763,563	538,661	421,199	82,322
$729,075	$517,594	$946,896	$670,893	$1,108,513	$777,109	$985,538	$763,563	$428,433	$421,199
$6,969	$4,620	$10,452	$7,169	$11,673	$8,522	$8,402	$6,652	$3,077	$1,614

American Funds College Target Date Series	25

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and fixed income funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None

*Class 529-B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment advisor to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 37 to 44.

26	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following page.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds College Target Date Series	27

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable

28	American Funds College Target Date Series

and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

American Funds College Target Date Series	29

Each fund in the series, except for College 2033 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the funds commenced operations. College 2033 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

As of October 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	College	College	College	College	College	College	College
	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	2018 Fund	Enrollment Fund
Undistributed ordinary income	$1,359	$7,118	$7,452	$10,656	$11,675	$8,442	$3,108
Undistributed long-term capital gain	2,169	22,630	19,562	16,118	15,540	7,049	788
Gross unrealized appreciation on investment securities	2,872	10,011	7,002	6,636	7,989	7,617	902
Gross unrealized depreciation on investment securities	(159)	(9,138)	(6,276)	(7,088)	(1,560)	—	(795)
Net unrealized appreciation (depreciation) on investment securities	2,713	873	726	(452)	6,429	7,617	107
Cost of investment securities	210,565	838,220	728,648	947,804	1,102,600	978,502	428,607
Reclassification to undistributed net investment income from undistributed net realized gain	40	711	740	1,470	2,276	2,903	1,658
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	9	6	2	8	8	2	(1)
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain	—	1	(1)	—	(1)	—	—

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets. CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 37 to 44.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of College 2033 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in College 2033 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

30	American Funds College Target Date Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2016, there were no unreimbursed expenses subject to reimbursement for any of the funds’ 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia 529”) for its oversight and administration of the 529 college savings plan. From November 1, 2015 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in 529 plan services in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2016, were as follows (dollars in thousands):

College 2033 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$157		$116		$78
Class 529-B	—	*	—	*	—	*
Class 529-C	184		20		15
Class 529-E	17		2		3
Class 529-F-1	—		8		6
Total class-specific expenses	$358		$146		$102

College 2030 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$984	$698		$444
Class 529-B	1	—	*	—	*
Class 529-C	1,139	132		93
Class 529-E	93	16		15
Class 529-F-1	—	40		28
Total class-specific expenses	$2,217	$886		$580

See end of tables for footnote.

American Funds College Target Date Series	31

College 2027 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$884	$585	$371
Class 529-B	9	1	1
Class 529-C	1,111	129	91
Class 529-E	83	14	14
Class 529-F-1	—	40	28
Total class-specific expenses	$2,087	$769	$505

College 2024 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$1,169	$743	$472
Class 529-B	21	2	2
Class 529-C	1,502	174	122
Class 529-E	131	23	22
Class 529-F-1	—	54	38
Total class-specific expenses	$2,823	$996	$656

College 2021 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$1,342	$812	$515
Class 529-B	21	3	2
Class 529-C	2,061	238	168
Class 529-E	158	27	26
Class 529-F-1	—	73	52
Total class-specific expenses	$3,582	$1,153	$763

College 2018 Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$1,216	$703	$443
Class 529-B	19	2	1
Class 529-C	2,348	275	192
Class 529-E	169	30	28
Class 529-F-1	—	70	50
Total class-specific expenses	$3,752	$1,080	$714

College Enrollment Fund

	Distribution	Transfer agent	529 plan
Share class	services	services	services
Class 529-A	$568	$324	$201
Class 529-B	11	1	1
Class 529-C	1,163	140	96
Class 529-E	85	15	14
Class 529-F-1	—	51	35
Total class-specific expenses	$1,827	$531	$347

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
College 2033 Fund	$ 563	$ 18	$ 581
College 2030 Fund	3,638	92	3,730
College 2027 Fund	3,172	79	3,251
College 2024 Fund	4,123	102	4,225
College 2021 Fund	4,801	116	4,917
College 2018 Fund	4,569	106	4,675
College Enrollment Fund	2,295	51	2,346

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

32	American Funds College Target Date Series

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2016, as follows (dollars in thousands):

	Purchases	Sales
College 2033 Fund	$156,074	$—
College 2030 Fund	274,666	29,047
College 2027 Fund	262,723	52,864
College 2024 Fund	349,263	79,178
College 2021 Fund	366,738	43,860
College 2018 Fund	286,888	70,533
College Enrollment Fund	57,283	50,724

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2033 Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$125,227	12,839	$530		55		$(5,190)	(530)	$120,567	12,364
Class 529-B	11	1	—	[2]	—	[2]	(5)	(1)	6	—
Class 529-C	20,883	2,161	71		7		(1,331)	(138)	19,623	2,030
Class 529-E	3,633	372	20		3		(113)	(12)	3,540	363
Class 529-F-1	9,363	954	57		6		(520)	(53)	8,900	907
Total net increase (decrease)	$159,117	16,327	$678		71		$(7,159)	(734)	$152,636	15,664

For the period March 27, 2015[3] through October 31, 2015

Class 529-A	$41,231	4,161	$—		—		$(788)	(81)	$40,443	4,080
Class 529-B	15	2	—		—		—	—	15	2
Class 529-C	8,740	879	—		—		(225)	(22)	8,515	857
Class 529-E	1,416	145	—		—		(6)	(1)	1,410	144
Class 529-F-1	3,930	395	—		—		(13)	(1)	3,917	394
Total net increase (decrease)	$55,332	5,582	$—		—		$(1,032)	(105)	$54,300	5,477

College 2030 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$189,624	15,460	$18,230	1,514		$(22,341)	(1,819)	$185,513	15,155
Class 529-B	21	2	4	—	[2]	(121)	(10)	(96)	(8)
Class 529-C	39,120	3,231	3,230	271		(7,874)	(646)	34,476	2,856
Class 529-E	7,596	621	583	49		(1,391)	(111)	6,788	559
Class 529-F-1	14,667	1,189	1,148	95		(1,886)	(154)	13,929	1,130
Total net increase (decrease)	$251,028	20,503	$23,195	1,929		$(33,613)	(2,740)	$240,610	19,692

Year ended October 31, 2015

Class 529-A	$194,331	15,230	$7,729	613		$(16,537)	(1,294)	$185,523	14,549
Class 529-B	88	7	2	—	[2]	(61)	(5)	29	2
Class 529-C	45,649	3,616	1,238	99		(5,128)	(407)	41,759	3,308
Class 529-E	7,986	629	219	17		(1,098)	(88)	7,107	558
Class 529-F-1	12,277	965	483	38		(1,529)	(119)	11,231	884
Total net increase (decrease)	$260,331	20,447	$9,671	767		$(24,353)	(1,913)	$245,649	19,301

See page 36 for footnotes.

American Funds College Target Date Series	33

College 2027 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$159,338	13,401	$16,992	1,466	$(19,374)	(1,626)	$156,956	13,241
Class 529-B	283	24	32	3	(889)	(75)	(574)	(48)
Class 529-C	37,976	3,226	3,650	318	(8,787)	(746)	32,839	2,798
Class 529-E	5,766	488	595	51	(749)	(62)	5,612	477
Class 529-F-1	16,323	1,365	1,306	112	(2,375)	(200)	15,254	1,277
Total net increase (decrease)	$219,686	18,504	$22,575	1,950	$(32,174)	(2,709)	$210,087	17,745

Year ended October 31, 2015

Class 529-A	$142,992	11,604	$7,380	604	$(14,322)	(1,163)	$136,050	11,045
Class 529-B	176	15	25	2	(313)	(26)	(112)	(9)
Class 529-C	40,844	3,346	1,431	118	(5,446)	(448)	36,829	3,016
Class 529-E	6,037	496	247	20	(965)	(79)	5,319	437
Class 529-F-1	12,611	1,022	515	42	(837)	(68)	12,289	996
Total net increase (decrease)	$202,660	16,483	$9,598	786	$(21,883)	(1,784)	$190,375	15,485

College 2024 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$202,413	17,679	$24,914	2,242	$(27,620)	(2,407)	$199,707	17,514
Class 529-B	463	41	95	9	(2,268)	(199)	(1,710)	(149)
Class 529-C	57,829	5,114	5,681	516	(12,835)	(1,135)	50,675	4,495
Class 529-E	9,381	822	1,079	97	(881)	(77)	9,579	842
Class 529-F-1	21,320	1,855	2,016	181	(2,452)	(212)	20,884	1,824
Total net increase (decrease)	$291,406	25,511	$33,785	3,045	$(46,056)	(4,030)	$279,135	24,526

Year ended October 31, 2015

Class 529-A	$179,666	15,130	$9,600	812	$(21,830)	(1,844)	$167,436	14,098
Class 529-B	927	79	75	6	(1,893)	(161)	(891)	(76)
Class 529-C	53,911	4,584	1,901	161	(8,000)	(683)	47,812	4,062
Class 529-E	8,152	689	411	35	(1,711)	(146)	6,852	578
Class 529-F-1	13,979	1,177	757	64	(2,536)	(214)	12,200	1,027
Total net increase (decrease)	$256,635	21,659	$12,744	1,078	$(35,970)	(3,048)	$233,409	19,689

34	American Funds College Target Date Series

College 2021 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$231,108	20,574	$21,582	1,976	$(39,763)	(3,532)	$212,927	19,018
Class 529-B	765	69	77	7	(2,334)	(209)	(1,492)	(133)
Class 529-C	90,785	8,181	5,867	542	(17,916)	(1,613)	78,736	7,110
Class 529-E	12,474	1,114	1,014	93	(1,942)	(172)	11,546	1,035
Class 529-F-1	29,986	2,664	2,236	205	(4,587)	(407)	27,635	2,462
Total net increase (decrease)	$365,118	32,602	$30,776	2,823	$(66,542)	(5,933)	$329,352	29,492

Year ended October 31, 2015

Class 529-A	$185,926	16,251	$9,172	805	$(28,511)	(2,496)	$166,587	14,560
Class 529-B	1,155	101	47	4	(1,661)	(146)	(459)	(41)
Class 529-C	72,997	6,445	2,007	177	(11,169)	(988)	63,835	5,634
Class 529-E	10,192	894	386	34	(1,553)	(136)	9,025	792
Class 529-F-1	19,960	1,741	820	72	(1,784)	(157)	18,996	1,656
Total net increase (decrease)	$290,230	25,432	$12,432	1,092	$(44,678)	(3,923)	$257,984	22,601

College 2018 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$181,901	16,699	$18,914	1,776	$(62,357)	(5,714)	$138,458	12,761
Class 529-B	607	55	69	7	(2,368)	(218)	(1,692)	(156)
Class 529-C	88,776	8,242	6,840	647	(32,899)	(3,048)	62,717	5,841
Class 529-E	11,465	1,056	1,138	107	(3,486)	(320)	9,117	843
Class 529-F-1	25,820	2,362	2,177	204	(5,680)	(519)	22,317	2,047
Total net increase (decrease)	$308,569	28,414	$29,138	2,741	$(106,790)	(9,819)	$230,917	21,336

Year ended October 31, 2015

Class 529-A	$161,353	14,551	$6,660	606	$(37,183)	(3,356)	$130,830	11,801
Class 529-B	1,239	112	35	3	(2,261)	(205)	(987)	(90)
Class 529-C	82,864	7,542	1,852	170	(15,621)	(1,424)	69,095	6,288
Class 529-E	11,752	1,063	347	32	(1,972)	(179)	10,127	916
Class 529-F-1	16,545	1,488	716	65	(2,619)	(236)	14,642	1,317
Total net increase (decrease)	$273,753	24,756	$9,610	876	$(59,656)	(5,400)	$223,707	20,232

See page 36 for footnotes.

American Funds College Target Date Series	35

College Enrollment Fund

			Issued in connection		Reinvestments of
			with the merger of		dividends and						Net (decrease)
	Sales[1]		College 2015 Fund		distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class 529-A	$81,554	8,149			$2,625		266		$(85,613)	(8,553)	$(1,434)	(138)
Class 529-B	406	40			7		1		(1,533)	(154)	(1,120)	(113)
Class 529-C	44,136	4,446			734		75		(45,118)	(4,545)	(248)	(24)
Class 529-E	7,086	709			158		16		(6,364)	(638)	880	87
Class 529-F-1	20,648	2,059			510		52		(14,169)	(1,413)	6,989	698
Total net increase (decrease)	$153,830	15,403			$4,034		410		$(152,797)	(15,303)	$5,067	510

Year ended October 31, 2015

Class 529-A	$48,875	4,806	$195,136	19,671	$446		45		$(47,619)	(4,779)	$196,838	19,743
Class 529-B	443	44	1,709	173	—	[2]	—	[2]	(952)	(96)	1,200	121
Class 529-C	23,727	2,347	96,055	9,742	38		4		(24,303)	(2,455)	95,517	9,638
Class 529-E	3,042	299	14,070	1,421	27		3		(3,479)	(350)	13,660	1,373
Class 529-F-1	6,322	617	30,332	3,052	99		10		(6,888)	(689)	29,865	2,990
Total net increase (decrease)	$82,409	8,113	$337,302	34,059	$610		62		$(83,241)	(8,369)	$337,080	33,865

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

36	American Funds College Target Date Series

Financial highlights

College 2033 Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/16	$9.89	$.15	$.16	$.31	$(.10)	$10.10	3.13%	$166		.41%		.39%		.79%		1.54%
10/31/15[6,7]	10.00	.08	(.19)	(.11)	—	9.89	(1.10)[8]	40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-B:
10/31/16	9.90	.13	.16	.29	(.08)	10.11	2.94 [10]	—	[11]	.59	[10]	.57	[10]	.97	[10]	1.34	[10]
10/31/15[6,7]	10.00	.08	(.18)	(.10)	—	9.90	(1.00)[8]	—	[11]	.59	[9,10]	.40	9.10	.81	[9,10]	1.39	[9,10]
Class 529-C:
10/31/16	9.85	.07	.15	.22	(.07)	10.00	2.21	29		1.24		1.22		1.62		.72
10/31/15[6,7]	10.00	.04	(.19)	(.15)	—	9.85	(1.50)[8]	9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
10/31/16	9.88	.13	.14	.27	(.09)	10.06	2.78	5		.71		.69		1.09		1.29
10/31/15[6,7]	10.00	.06	(.18)	(.12)	—	9.88	(1.20)[8]	1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-F-1:
10/31/16	9.91	.17	.14	.31	(.10)	10.12	3.21	13		.24		.22		.62		1.77
10/31/15[6,7]	10.00	.09	(.18)	(.09)	—	9.91	(.90)[8]	4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

See page 44 for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/16	$12.70	$.19	$.22	$.41	$(.18)	$(.30)	$(.48)	$12.63	3.42%	$643		.42%		.41%		.79%		1.57%
10/31/15	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68	454		.50		.40		.79		1.55
10/31/14	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47	274		.49		.39		.79		1.54
10/31/13	9.79	.18	2.07	2.25	(.08)	—	(.08)	11.96	23.14	110		.49		.39		.80		1.59
10/31/12[6,12]	10.00	— [13]	(.21)	(.21)	—	—	—	9.79	(2.10)[8]	5		.19	[8]	.08	[8]	.49	[8]	(.02)[8]
Class 529-B:
10/31/16	12.62	.10	.22	.32	(.06)	(.30)	(.36)	12.58	2.62	—	[11]	1.24		1.22		1.60		.85
10/31/15	12.83	.09	(.11)	(.02)	(.04)	(.15)	(.19)	12.62	(.14)	—	[11]	1.31		1.21		1.60		.74
10/31/14	11.89	.10	.92	1.02	(.07)	(.01)	(.08)	12.83	8.53	—	[11]	1.33		1.23		1.63		.78
10/31/13	9.79	.09	2.07	2.16	(.06)	—	(.06)	11.89	22.26	—	[11]	1.34		1.24		1.65		.80
10/31/12[6,12]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)[8]	—	[11]	.28	[8]	.19	[8]	.60	[8]	(.13)[8]
Class 529-C:
10/31/16	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56	132		1.23		1.22		1.60		.77
10/31/15	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)	97		1.32		1.22		1.61		.71
10/31/14	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34		1.24		1.64		.70
10/31/13	9.79	.08	2.07	2.15	(.07)	—	(.07)	11.87	22.24	23		1.35		1.25		1.66		.75
10/31/12[6,12]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)[8]	1		.26	[8]	.17	[8]	.58	[8]	(.13)[8]
Class 529-E:
10/31/16	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13	22		.70		.68		1.06		1.29
10/31/15	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36	15		.79		.69		1.08		1.25
10/31/14	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81		.71		1.11		1.23
10/31/13	9.79	.14	2.08	2.22	(.08)	—	(.08)	11.93	22.78	4		.82		.72		1.13		1.25
10/31/12[6,12]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)[8]	—	[11]	.21	[8]	.10	[8]	.51	[8]	(.07)[8]
Class 529-F-1:
10/31/16	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55	42		.23		.21		.59		1.76
10/31/15	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87	28		.32		.22		.61		1.72
10/31/14	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34		.24		.64		1.69
10/31/13	9.79	.20	2.07	2.27	(.08)	—	(.08)	11.98	23.39	8		.35		.25		.66		1.80
10/31/12[6,12]	10.00	— [13]	(.21)	(.21)	—	—	—	9.79	(2.10)[8]	—	[11]	.17	[8]	.06	[8]	.47	[8]	.01 [8]

38	American Funds College Target Date Series

College 2027 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/16	$12.26	$.20		$.23	$.43	$(.19)	$(.33)	$(.52)	$12.17	3.70%	$537		.44%		.42%		.78%		1.64%
10/31/15	12.54	.20		(.14)	.06	(.17)	(.17)	(.34)	12.26	.53	379		.52		.42		.78		1.65
10/31/14	11.64	.19		.85	1.04	(.13)	(.01)	(.14)	12.54	8.99	249		.51		.41		.79		1.56
10/31/13	9.82	.16		1.75	1.91	(.09)	—	(.09)	11.64	19.58	124		.52		.42		.82		1.51
10/31/12[6,12]	10.00	—	[13]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	11		.14	[8]	.08	[8]	.49	[8]	.01 [8]
Class 529-B:
10/31/16	12.14	.10		.24	.34	(.06)	(.33)	(.39)	12.09	2.93	1		1.24		1.22		1.58		.86
10/31/15	12.42	.11		(.15)	(.04)	(.07)	(.17)	(.24)	12.14	(.27)	1		1.31		1.21		1.57		.87
10/31/14	11.55	.09		.85	.94	(.06)	(.01)	(.07)	12.42	8.12	1		1.33		1.23		1.61		.76
10/31/13	9.82	.08		1.72	1.80	(.07)	—	(.07)	11.55	18.59	1		1.35		1.24		1.64		.73
10/31/12[6,12]	10.00	—	[13]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	—	[11]	.23	[8]	.17	[8]	.58	[8]	(.04)[8]
Class 529-C:
10/31/16	12.10	.10		.23	.33	(.11)	(.33)	(.44)	11.99	2.86	128		1.23		1.22		1.58		.85
10/31/15	12.40	.10		(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)	96		1.32		1.22		1.58		.85
10/31/14	11.55	.09		.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34		1.24		1.62		.73
10/31/13	9.82	.07		1.74	1.81	(.08)	—	(.08)	11.55	18.53	30		1.35		1.25		1.65		.69
10/31/12[6,12]	10.00	(.01)		(.17)	(.18)	—	—	—	9.82	(1.80)[8]	3		.23	[8]	.17	[8]	.58	[8]	(.09)[8]
Class 529-E:
10/31/16	12.19	.16		.23	.39	(.16)	(.33)	(.49)	12.09	3.44	20		.70		.68		1.04		1.39
10/31/15	12.48	.17		(.15)	.02	(.14)	(.17)	(.31)	12.19	.23	14		.79		.69		1.05		1.39
10/31/14	11.61	.15		.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81		.71		1.09		1.25
10/31/13	9.82	.13		1.74	1.87	(.08)	—	(.08)	11.61	19.24	4		.82		.72		1.12		1.15
10/31/12[6,12]	10.00	—	[13]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	—	[11]	.19	[8]	.10	[8]	.51	[8]	(.02)[8]
Class 529-F-1:
10/31/16	12.31	.22		.23	.45	(.21)	(.33)	(.54)	12.22	3.87	43		.23		.21		.57		1.86
10/31/15	12.58	.23		(.14)	.09	(.19)	(.17)	(.36)	12.31	.76	28		.32		.22		.58		1.85
10/31/14	11.66	.21		.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34		.24		.62		1.73
10/31/13	9.83	.18		1.74	1.92	(.09)	—	(.09)	11.66	19.70	9		.35		.25		.65		1.66
10/31/12[6,12]	10.00	—	[13]	(.17)	(.17)	—	—	—	9.83	(1.70)[8]	—	[11]	.11	[8]	.05	[8]	.46	[8]	.01 [8]

See page 44 for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2024 Fund

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/16	$11.81	$.20		$.22	$.42	$(.20)	$(.38)	$(.58)	$11.65	3.79%	$681		.44%		.43%		.73%		1.77%
10/31/15	12.11	.21		(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
10/31/14	11.29	.20		.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
10/31/13	9.88	.18		1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53		.43		.81		1.72
10/31/12[6,12]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)[8]	16		.13	[8]	.08	[8]	.46	[8]	.07	[8]
Class 529-B:
10/31/16	11.69	.11		.23	.34	(.06)	(.38)	(.44)	11.59	3.03	1		1.24		1.22		1.52		.96
10/31/15	12.00	.11		(.19)	(.08)	(.07)	(.16)	(.23)	11.69	(.67)	3		1.31		1.21		1.54		.95
10/31/14	11.20	.11		.77	.88	(.07)	(.01)	(.08)	12.00	7.91	4		1.33		1.23		1.59		.91
10/31/13	9.87	.10		1.30	1.40	(.07)	—	(.07)	11.20	14.34	3		1.34		1.24		1.62		.92
10/31/12[6,12]	10.00	—	[13]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	—	[11]	.23	[8]	.18	[8]	.56	[8]	(.04)[8]
Class 529-C:
10/31/16	11.66	.11		.22	.33	(.13)	(.38)	(.51)	11.48	2.94	176		1.23		1.21		1.51		.99
10/31/15	11.98	.11		(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
10/31/14	11.20	.10		.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
10/31/13	9.87	.09		1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35		1.24		1.62		.89
10/31/12[6,12]	10.00	—	[13]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	4		.22	[8]	.17	[8]	.55	[8]	(.02)[8]
Class 529-E:
10/31/16	11.76	.17		.23	.40	(.18)	(.38)	(.56)	11.60	3.54	32		.70		.68		.98		1.51
10/31/15	12.07	.18		(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
10/31/14	11.26	.17		.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
10/31/13	9.87	.15		1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82		.72		1.10		1.42
10/31/12[6,12]	10.00	—	[13]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	1		.15	[8]	.10	[8]	.48	[8]	.03	[8]
Class 529-F-1:
10/31/16	11.85	.23		.21	.44	(.22)	(.38)	(.60)	11.69	3.97	57		.23		.21		.51		1.99
10/31/15	12.15	.23		(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97
10/31/14	11.31	.22		.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89
10/31/13	9.88	.20		1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35		.25		.63		1.91
10/31/12[6,12]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)[8]	—	[11]	.11	[8]	.05	[8]	.43	[8]	.06	[8]

40	American Funds College Target Date Series

College 2021 Fund

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/16	$11.44	$.19		$.20	$.39	$(.20)	$(.24)	$(.44)	$11.39	3.62%	$745		.45%		.44%		.72%		1.69%
10/31/15	11.61	.21		(.11)	.10	(.19)	(.08)	(.27)	11.44	.87	531		.53		.43		.71		1.80
10/31/14	10.99	.21		.56	.77	(.15)	— [13]	(.15)	11.61	7.08	370		.53		.43		.73		1.82
10/31/13	9.93	.19		.93	1.12	(.06)	—	(.06)	10.99	11.40	198		.56		.45		.81		1.83
10/31/12[6,12]	10.00	.01		(.08)	(.07)	—	—	—	9.93	(.70)[8]	21		.12	[8]	.08	[8]	.46	[8]	.12	[8]
Class 529-B:
10/31/16	11.35	.10		.21	.31	(.09)	(.24)	(.33)	11.33	2.86	2		1.24		1.22		1.50		.91
10/31/15	11.51	.11		(.11)	—	(.08)	(.08)	(.16)	11.35	.05	3		1.31		1.21		1.49		1.01
10/31/14	10.91	.12		.55	.67	(.07)	— [13]	(.07)	11.51	6.26	3		1.33		1.23		1.53		1.05
10/31/13	9.92	.11		.93	1.04	(.05)	—	(.05)	10.91	10.53	3		1.34		1.24		1.60		1.04
10/31/12[6,12]	10.00	—	[13]	(.08)	(.08)	—	—	—	9.92	(.80)[8]	—	[11]	.22	[8]	.18	[8]	.56	[8]	.02	[8]
Class 529-C:
10/31/16	11.30	.10		.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92
10/31/15	11.49	.12		(.11)	.01	(.12)	(.08)	(.20)	11.30	.09	167		1.32		1.22		1.50		1.02
10/31/14	10.90	.11		.57	.68	(.09)	— [13]	(.09)	11.49	6.29	106		1.33		1.23		1.53		1.02
10/31/13	9.93	.11		.91	1.02	(.05)	—	(.05)	10.90	10.37	53		1.35		1.24		1.60		1.04
10/31/12[6,12]	10.00	—	[13]	(.07)	(.07)	—	—	—	9.93	(.70)[8]	6		.21	[8]	.17	[8]	.55	[8]	.03	[8]
Class 529-E:
10/31/16	11.39	.16		.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45
10/31/15	11.57	.18		(.12)	.06	(.16)	(.08)	(.24)	11.39	.55	26		.79		.69		.97		1.55
10/31/14	10.96	.18		.56	.74	(.13)	— [13]	(.13)	11.57	6.83	18		.81		.71		1.01		1.55
10/31/13	9.93	.16		.93	1.09	(.06)	—	(.06)	10.96	11.06	9		.82		.71		1.07		1.56
10/31/12[6,12]	10.00	.01		(.08)	(.07)	—	—	—	9.93	(.70)[8]	1		.15	[8]	.10	[8]	.48	[8]	.10	[8]
Class 529-F-1:
10/31/16	11.47	.22		.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92
10/31/15	11.64	.23		(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05	50		.32		.22		.50		2.01
10/31/14	11.01	.23		.56	.79	(.16)	— [13]	(.16)	11.64	7.32	31		.33		.23		.53		2.00
10/31/13	9.94	.22		.92	1.14	(.07)	—	(.07)	11.01	11.53	14		.35		.24		.60		2.05
10/31/12[6,12]	10.00	.01		(.07)	(.06)	—	—	—	9.94	(.60)[8]	—	[11]	.10	[8]	.05	[8]	.43	[8]	.11	[8]

See page 44 for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2018 Fund

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/16	$11.13	$.14		$.13	$.27	$(.17)	$(.26)	$(.43)	$10.97	2.52%	$611	.47%		.45%		.75%		1.32%
10/31/15	11.12	.17		.05	.22	(.18)	(.03)	(.21)	11.13	1.92	478	.55		.45		.74		1.52
10/31/14	10.65	.18		.44	.62	(.15)	— [13]	(.15)	11.12	5.91	346	.55		.45		.75		1.70
10/31/13	9.98	.20		.53	.73	(.06)	—	(.06)	10.65	7.33	192	.57		.47		.76		1.91
10/31/12[6,12]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	23	.13	[8]	.08	[8]	.38	[8]	.10	[8]
Class 529-B:
10/31/16	11.04	.06		.13	.19	(.05)	(.26)	(.31)	10.92	1.76	1	1.24		1.22		1.52		.54
10/31/15	11.02	.08		.05	.13	(.08)	(.03)	(.11)	11.04	1.17	3	1.31		1.21		1.50		.76
10/31/14	10.57	.10		.44	.54	(.09)	— [13]	(.09)	11.02	5.14	4	1.33		1.23		1.53		.95
10/31/13	9.97	.12		.52	.64	(.04)	—	(.04)	10.57	6.46	3	1.34		1.24		1.53		1.13
10/31/12[6,12]	10.00	—	[13]	(.03)	(.03)	—	—	—	9.97	(.30)[8]	1	.22	[8]	.18	[8]	.48	[8]	.02	[8]
Class 529-C:
10/31/16	11.00	.06		.13	.19	(.10)	(.26)	(.36)	10.83	1.77	265	1.23		1.21		1.51		.55
10/31/15	11.01	.08		.05	.13	(.11)	(.03)	(.14)	11.00	1.16	205	1.32		1.22		1.51		.74
10/31/14	10.57	.10		.43	.53	(.09)	— [13]	(.09)	11.01	5.11	136	1.33		1.23		1.53		.92
10/31/13	9.97	.12		.53	.65	(.05)	—	(.05)	10.57	6.53	72	1.35		1.24		1.53		1.14
10/31/12[6,12]	10.00	—	[13]	(.03)	(.03)	—	—	—	9.97	(.30)[8]	6	.22	[8]	.17	[8]	.47	[8]	—	[8,14]
Class 529-E:
10/31/16	11.09	.12		.13	.25	(.15)	(.26)	(.41)	10.93	2.32	39	.69		.68		.98		1.09
10/31/15	11.09	.14		.05	.19	(.16)	(.03)	(.19)	11.09	1.65	30	.79		.69		.98		1.27
10/31/14	10.62	.16		.44	.60	(.13)	— [13]	(.13)	11.09	5.75	20	.81		.71		1.01		1.44
10/31/13	9.98	.17		.52	.69	(.05)	—	(.05)	10.62	6.98	9	.82		.72		1.01		1.62
10/31/12[6,12]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	2	.14	[8]	.10	[8]	.40	[8]	.05	[8]
Class 529-F-1:
10/31/16	11.17	.17		.13	.30	(.20)	(.26)	(.46)	11.01	2.75	70	.23		.21		.51		1.56
10/31/15	11.15	.19		.06	.25	(.20)	(.03)	(.23)	11.17	2.21	48	.32		.22		.51		1.74
10/31/14	10.67	.21		.44	.65	(.17)	— [13]	(.17)	11.15	6.16	34	.33		.23		.53		1.92
10/31/13	9.98	.22		.53	.75	(.06)	—	(.06)	10.67	7.56	16	.35		.24		.53		2.15
10/31/12[6,12]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	1	.10	[8]	.05	[8]	.35	[8]	.10	[8]

42	American Funds College Target Date Series

College Enrollment Fund

		Income from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset, value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/16	$10.02	$.10		$.07		$.17	$(.10)	$(.01)	$(.11)	$10.08	1.72%	$246		.48%		.47%		.78%		1.00%
10/31/15	9.99	.10		.03		.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
10/31/14	9.91	.07		.08		.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
10/31/13	10.01	.07		(.14)		(.07)	(.03)	—	(.03)	9.91	(.67)	38		.62		.51		.82		.70
10/31/12[6,12]	10.00	.01		—	[13]	.01	—	—	—	10.01	.10 [8]	6		.15	[8]	.08	[8]	.41	[8]	.09 [8]
Class 529-B:
10/31/16	9.95	.02		.07		.09	(.04)	(.01)	(.05)	9.99	.91	1		1.25		1.22		1.53		.22
10/31/15	9.91	.03		.02		.05	— [13]	(.01)	(.01)	9.95	.50	2		1.31		1.21		1.52		.27
10/31/14	9.85	—	[13]	.07		.07	— [13]	(.01)	(.01)	9.91	.69	1		1.35		1.24		1.57		(.03)
10/31/13	10.00	—	[13]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.32)	1		1.37		1.26		1.57		(.04)
10/31/12[6,12]	10.00	—	[13]	—	[13]	— [13]	—	—	—	10.00	— [8,14]	—	[11]	.26	[8]	.18	[8]	.51	[8]	(.02)[8]
Class 529-C:
10/31/16	9.94	.03		.06		.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/15	9.91	.03		.02		.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
10/31/14	9.85	—	[13]	.07		.07	— [13]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
10/31/13	10.00	—	[13]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.28)	20		1.37		1.26		1.57		(.04)
10/31/12[6,12]	10.00	—	[13]	—	[13]	— [13]	—	—	—	10.00	— [8,14]	4		.23	[8]	.17	[8]	.50	[8]	— [8,14]
Class 529-E:
10/31/16	9.99	.08		.07		.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/15	9.96	.08		.03		.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
10/31/14	9.90	.05		.07		.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
10/31/13	10.01	.05		(.13)		(.08)	(.03)	—	(.03)	9.90	(.74)	3		.84		.73		1.04		.48
10/31/12[6,12]	10.00	.01		—	[13]	.01	—	—	—	10.01	.10 [8]	1		.16	[8]	.10	[8]	.43	[8]	.07 [8]
Class 529-F-1:
10/31/16	10.05	.13		.06		.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/15	10.02	.13		.02		.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25
10/31/14	9.94	.09		.08		.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94
10/31/13	10.01	.09		(.12)		(.03)	(.04)	—	(.04)	9.94	(.34)	6		.37		.27		.58		.95
10/31/12[6,12]	10.00	.01		—	[13]	.01	—	—	—	10.01	.10 [8]	1		.12	[8]	.05	[8]	.38	[8]	.12 [8]

See page 44 for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

	Period ended October 31
Portfolio turnover rate for all share classes	2016	2015	2014		2013		2012[6,8,12]
College 2033 Fund	—%[15]	—%[7,8,15]
College 2030 Fund	4	— [15]	—%[15]		—%[15]		—%[15]
College 2027 Fund	9	10	—	[15]	—	[15]	—	[15]
College 2024 Fund	10	20	—	[15]	—	[15]	—	[15]
College 2021 Fund	5	25	—	[15]	—	[15]	—	[15]
College 2018 Fund	8	13	—	[15]	—	[15]	—	[15]
College Enrollment Fund	12	15	13		8		—	[15]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC also reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[13]	Amount less than $.01.
[14]	Amount less than .01%.
[15]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

44	American Funds College Target Date Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds College Target Date Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds College Target Date Series comprising the American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College Enrollment Fund (the “Series”) as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to American Funds College 2033 Fund, for the year ended October 31, 2016 and the period March 27, 2015 (commencement of operations) through October 31, 2015), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2016 by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds College Target Date Series as of October 31, 2016, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended (as to American Funds College 2033 Fund, for the year ended October 31, 2016 and the period March 27, 2015 (commencement of operations) through October 31, 2015), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 14, 2016

American Funds College Target Date Series	45

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2016, through October 31, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds College Target Date Series

College 2033 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,031.66	$1.69	.33%	$3.74	.73%
Class 529-A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.72	.73
Class 529-B – actual return	1,000.00	1,030.58	3.22	.63	5.27	1.03
Class 529-B – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.24	1.03
Class 529-C – actual return	1,000.00	1,026.69	6.13	1.20	8.17	1.60
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.13	1.60
Class 529-E – actual return	1,000.00	1,028.62	3.48	.68	5.52	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.50	1.08
Class 529-F-1 – actual return	1,000.00	1,031.60	1.02	.20	3.07	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.06	.60

College 2030 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,025.16	$2.04	.40%	$3.98	.78%
Class 529-A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.97	.78
Class 529-B – actual return	1,000.00	1,021.94	6.12	1.20	8.05	1.58
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.03	1.58
Class 529-C – actual return	1,000.00	1,021.35	6.11	1.20	8.05	1.58
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.03	1.58
Class 529-E – actual return	1,000.00	1,023.64	3.42	.67	5.36	1.05
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.35	1.05
Class 529-F-1 – actual return	1,000.00	1,026.72	1.02	.20	2.96	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.96	.58

College 2027 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,021.83	$2.09	.41%	$3.92	.77%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.92	.77
Class 529-B – actual return	1,000.00	1,017.68	6.10	1.20	7.93	1.56
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.93	1.56
Class 529-C – actual return	1,000.00	1,016.97	6.10	1.20	7.93	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.93	1.56
Class 529-E – actual return	1,000.00	1,020.25	3.41	.67	5.24	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.24	1.03
Class 529-F-1 – actual return	1,000.00	1,022.59	1.02	.20	2.85	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.85	.56

See page 49 for footnotes.

American Funds College Target Date Series	47

College 2024 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,018.36	$2.14	.42%	$3.66	.72%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.67	.72
Class 529-B – actual return	1,000.00	1,014.00	6.09	1.20	7.61	1.50
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.63	1.50
Class 529-C – actual return	1,000.00	1,014.13	6.09	1.20	7.62	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.63	1.50
Class 529-E – actual return	1,000.00	1,016.65	3.41	.67	4.93	.97
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	4.94	.97
Class 529-F-1 – actual return	1,000.00	1,019.18	1.02	.20	2.54	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.55	.50

College 2021 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,016.06	$2.19	.43%	$3.61	.71%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.62	.71
Class 529-B – actual return	1,000.00	1,012.52	6.09	1.20	7.51	1.48
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.53	1.48
Class 529-C – actual return	1,000.00	1,011.71	6.03	1.19	7.45	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.48	1.47
Class 529-E – actual return	1,000.00	1,014.31	3.40	.67	4.82	.95
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	4.84	.95
Class 529-F-1 – actual return	1,000.00	1,017.81	1.02	.20	2.44	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.45	.48

College 2018 Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,009.20	$2.23	.44%	$3.75	.74%
Class 529-A – assumed 5% return	1,000.00	1,022.99	2.24	.44	3.77	.74
Class 529-B – actual return	1,000.00	1,005.52	6.07	1.20	7.58	1.50
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.63	1.50
Class 529-C – actual return	1,000.00	1,006.51	6.07	1.20	7.59	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.63	1.50
Class 529-E – actual return	1,000.00	1,008.30	3.39	.67	4.91	.97
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	4.94	.97
Class 529-F-1 – actual return	1,000.00	1,011.02	1.01	.20	2.53	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.55	.50

48	American Funds College Target Date Series

College Enrollment Fund

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,005.98	$2.22	.44%	$3.79	.75%
Class 529-A – assumed 5% return	1,000.00	1,022.99	2.24	.44	3.82	.75
Class 529-B – actual return	1,000.00	1,002.01	6.06	1.20	7.62	1.51
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.68	1.51
Class 529-C – actual return	1,000.00	1,002.01	6.06	1.20	7.62	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.68	1.51
Class 529-E – actual return	1,000.00	1,004.00	3.38	.67	4.95	.98
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	4.99	.98
Class 529-F-1 – actual return	1,000.00	1,005.97	1.01	.20	2.58	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.60	.51

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2016:

	College	College	College	College	College	College	College
	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	2018 Fund	Enrollment Fund
Long-term capital gains	—	$ 14,762,000	$ 14,856,000	$ 22,520,000	$ 17,345,000	$ 18,176,000	$ 411,000

American Funds College Target Date Series	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	81	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2012	President Emeritus and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American Funds College Target Date Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Gregory W. Wendt, 1961 Executive Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds College Target Date Series	51

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard and Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2016 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:

a) Audit Fees:

2015 $54,000

2016 $59,000

b) Audit-Related Fees:

2015 $1,000

2016 $1,000

c) Tax Fees:

2015 $15,000

2016 $28,000

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:

2015 None

2016 None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:

Not Applicable

b) Audit-Related Fees:

2015 $1,143,000

2016 $1,138,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

2015 None

2016 None

The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:

2015 $5,000

2016 $3,000

The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,439,000 for fiscal year 2015 and $1,222,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley________________
Walter R. Burkley, President and Principal Executive Officer

Date: December 27, 2016

By __/s/ Gregory F. Niland________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 27, 2016